Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure Of Share Capital Structure
As of December 31, 2024 the share capital structure of the class “B” is as follows:

Range of shareholding percentage	Number of shareholders	Participation percentage
From 0.01 to 0.79	5	2.47
From 0.80 to 2.37	4	9.50
From 2.38 to 9.13	4	29.77
From 9.14 to 58.26	1	58.26

	14	100.00

Disclosure Of Groups Subsidiary Of Non Controlling Interest
The following table summarizes the information related to each of the Group´s subsidiaries that has material NCI, before any intra-group eliminations.

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Total
December 31, 2024
NCI percentage	11.77%	2.66%	0.16%	39.00%	31.19%

Net assets	13,764	(10,188)	762,500	124,354	303,485	1,193,915

Net assets attributable to NCI	1,620	(271)	1,220	48,498	94,657	145,724

Profit (loss)	8,497	(2,927)	39,737	(697)	44,152	88,762
Other Comprehensive Income (OCI)	—	—	(42,500)	(16,128)	(37,329)	(95,957)

Total comprehensive income	8,497	(2,927)	(2,763)	(16,825)	6,823	(7,195)

Profit allocated to NCI	1,000	(78)	64	(272)	13,771	14,485
OCI allocated to NCI	—	—	(68)	(6,290)	(11,643)	(18,001)

Total comprehensive income allocated to NCI	1,000	(78)	(4)	(6,562)	2,128	(3,516)

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Auna Salud	Total
December 31, 2023
NCI percentage	30.47%	23.30%	21.38%	51.93%	44.84%	21.20%

Net assets	5,268	(7,293)	611,304	141,179	312,257	(154,070)	908,645

Net assets attributable to NCI	1,605	(1,699)	130,704	73,317	140,016	(32,662)	311,281

Profit (loss)	3,023	(4,782)	20,519	(2,699)	43,470	81,566	141,097
Other Comprehensive Income (OCI)	—	—	96,957	27,064	55,867	188,499	368,387

Total comprehensive income	3,023	(4,782)	117,476	24,365	99,337	270,065	509,484

Profit allocated to NCI	921	(1,114)	4,387	(1,402)	19,492	17,293	39,577
OCI allocated to NCI			20,731	14,055	25,051	39,961	99,798

Total comprehensive income allocated to NCI	921	(1,114)	25,118	12,653	44,543	57,254	139,375

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Auna Salud	Total
December 31, 2022
NCI percentage	30.47%	23.30%	21.38%	51.93%	44.84%	21.20%	—

Net assets	2,243	(2,444)	493,913	116,815	230,063	1,054,425	1,895,015

Net assets attributable to NCI	684	(569)	105,605	60,664	103,160	223,538	493,082

Profit (loss)	1,149	802	(34,894)	20,895	38,702	(58,988)	(32,334)
Other Comprehensive Income (OCI)	—	—	(111,752)	(28,666)	(54,977)	100,761	(94,633)

Total comprehensive income	1,149	802	(146,646)	(7,771)	(16,275)	41,774	(126,967)

Profit allocated to NCI	350	187	(7,461)	10,851	17,354	(12,505)	8,776
OCI allocated to NCI	—	—	(23,894)	(14,887)	(24,652)	21,362	(42,071)

Total comprehensive income allocated to NCI	350	187	(31,355)	(4,036)	(7,298)	8,856	(33,295)